ING INVESTORS TRUST

ING BlackRock Inflation Protected Bond Portfolio

(“Portfolio”)

Supplement dated August 11, 2010

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus, Institutional Class (“Class I”)

Prospectus, and Service Class (“Class S”) Prospectus each dated April 30, 2010 (each a

“Prospectus” and collectively “Prospectuses”)

Effective August 11, 2010, Martin Hegarty is added as a co-portfolio manager of the Portfolio. The Portfolio’s Prospectuses are revised as follows:

1.	The section entitled “Portfolio Management” of the summary section of the Portfolio’s Prospectuses is hereby amended to include the following:

Martin Hegarty

Portfolio Manager (since 08/10)

2.

The section entitled “Management of the Portfolios – ING BlackRock Inflation Protected Bond Portfolio – BlackRock Financial Management, Inc.” of the statutory section of the Portfolio’s Prospectuses is hereby amended to include the following:

Martin Hegarty is a Managing Director of BlackRock Financial Management since 2010. Prior to joining BlackRock in 2010, Mr. Hegarty was a Director at Bank of America Merrill Lynch, acting as a market maker and primary risk taker in Treasury Inflation Protected Securities within their Global Rates and Currencies Group. Prior to joining Bank of America Merrill Lynch in 2003, he was an Associate at Merrill Lynch in Global Rates and Currencies Unit in London, acting as a market maker in European, Scandinavian and UK inflation linked bonds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING BlackRock Inflation Protected Bond Portfolio

(“Portfolio”)

Supplement dated August 11, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Institutional Class (“Class I”), and Service Class

(“Class S”), Statement of Additional Information (“SAI”)

dated April 30, 2010

Effective August 11, 2010, Martin Hegarty was added as a co-portfolio manager to the Portfolio. The Portfolio’s SAI is hereby revised as follows:

1.

The sub-sections entitled “Other Managed Accounts,” and “Portfolio Manager Ownership of Securities” of the section of the SAI entitled “Other Information About Portfolio Managers – BlackRock Inflation Protected Bond Portfolio” found on pages 137-139, of the SAI are amended to include the following:

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of July 30, 2010:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Billions)
Martin Hegarty[1]	5	$4.36	3	$223.7	33	$13.28

1	As of July 30, 2010

Portfolio Manager Compensation Overview

Portfolio Manager	Benchmarks Applicable to Each Manager
Martin Hegarty	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Portfolio Manager Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Martin Hegarty[1]	None

1	As of July 30, 2010

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE